FIRST CORPORATION
254-16 MIDLAKE BOULEVARD

CALGARY, AB T2X 2X7

 (403) 461-7283       (403) 256-3302

July 3, 2007

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Office of Small Business

100 F Street N.E.

Washington D.C. 20002

Attention: Susan Reilly, Raj Rajan, John Reynolds

Lady and Gentlemen:

This letter is in response to your comment letter dated July 3, 2007.  Please be advised that we are filing an amendment to comply with your request for a date change in our Independent Auditor’s Consent (Exhibit 23.1).

The above mentioned change is the only one requested by you and a new updated consent is filed as an exhibit.

Thank you

Yours truly

First Corporation

/s/ Todd Larsen

     Todd Larsen, President and Chief Executive Officer